3. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details Narrative
Depreciation and amortization expense	$ 182,089	$ 219,552
Loss on disposal of equipment	$ (18,399)	$ (945)